Shareholder Report			6 Months Ended
		Nov. 01, 2025	Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			ALLSPRING FUNDS TRUST
Entity Central Index Key			0001081400
Entity Investment Company Type			N-1A
Document Period End Date			Apr. 30, 2026
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
C000238721
Shareholder Report [Line Items]
Fund Name			Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series EM
Trading Symbol			ACBEX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series EM for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Additional Information Phone Number			 1-888-877-9275.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series EM	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 0
Expense Ratio, Percent	[1]		0.00%
AssetsNet			$ 6,032,007
Holdings Count | Holding			68
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$6,032,007
# of portfolio holdings	68
Portfolio turnover rate	42%
Total advisory fees paid	$0

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Samsung Electronics Co. Ltd.	12.7
SK Hynix, Inc.	6.3
MediaTek, Inc.	5.2
Hyundai Motor Co.	2.4
Delta Electronics, Inc.	2.3
State Bank of India	2.0
Embassy Office Parks REIT	2.0
Samsung Electronics Co. Ltd., Preferred stock	1.9
Power Grid Corp. of India Ltd.	1.8
Lite-On Technology Corp. ADR	1.7

C000089292
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Fund
Class Name			Class A
Trading Symbol			EMGAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$75	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 75
Expense Ratio, Percent	[2]		1.42%
AssetsNet			$ 3,859,115,375
Holdings Count | Holding			116
Advisory Fees Paid, Amount			$ 16,682,489
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$3,859,115,375
# of portfolio holdings	116
Portfolio turnover rate	5%
Total advisory fees paid	$16,682,489

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0
Samsung Electronics Co. Ltd.	9.5
SK Hynix, Inc.	6.8
Tencent Holdings Ltd.	4.5
Alibaba Group Holding Ltd.	2.8
Reliance Industries Ltd.	2.6
MediaTek, Inc.	2.3
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Bharti Airtel Ltd.	2.0
HDFC Bank Ltd.	1.9

Material Fund Change [Text Block]
C000130053
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Fund
Class Name			Class R6
Trading Symbol			EMGDX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$53	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 53
Expense Ratio, Percent	[3]		1.01%
AssetsNet			$ 3,859,115,375
Holdings Count | Holding			116
Advisory Fees Paid, Amount			$ 16,682,489
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$3,859,115,375
# of portfolio holdings	116
Portfolio turnover rate	5%
Total advisory fees paid	$16,682,489

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0
Samsung Electronics Co. Ltd.	9.5
SK Hynix, Inc.	6.8
Tencent Holdings Ltd.	4.5
Alibaba Group Holding Ltd.	2.8
Reliance Industries Ltd.	2.6
MediaTek, Inc.	2.3
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Bharti Airtel Ltd.	2.0
HDFC Bank Ltd.	1.9

Material Fund Change [Text Block]
C000092796
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Fund
Class Name			Institutional Class
Trading Symbol			EMGNX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$59	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 59
Expense Ratio, Percent	[4]		1.11%
AssetsNet			$ 3,859,115,375
Holdings Count | Holding			116
Advisory Fees Paid, Amount			$ 16,682,489
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$3,859,115,375
# of portfolio holdings	116
Portfolio turnover rate	5%
Total advisory fees paid	$16,682,489

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0
Samsung Electronics Co. Ltd.	9.5
SK Hynix, Inc.	6.8
Tencent Holdings Ltd.	4.5
Alibaba Group Holding Ltd.	2.8
Reliance Industries Ltd.	2.6
MediaTek, Inc.	2.3
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Bharti Airtel Ltd.	2.0
HDFC Bank Ltd.	1.9

Material Fund Change [Text Block]
C000114589
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Advantage Fund
Class Name			Class A
Trading Symbol			EQIAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	1.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 76
Expense Ratio, Percent	[5]		1.41%
AssetsNet			$ 453,018,007
Holdings Count | Holding			103
Advisory Fees Paid, Amount			$ 1,738,221
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$453,018,007
# of portfolio holdings	103
Portfolio turnover rate	29%
Total advisory fees paid	$1,738,221

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3
Samsung Electronics Co. Ltd.	6.8
Tencent Holdings Ltd.	3.6
SK Hynix, Inc.	3.4
MediaTek, Inc.	2.9
Alibaba Group Holding Ltd.	2.5
ASE Technology Holding Co. Ltd.	2.3
China Construction Bank Corp. Class H	1.8
Hyundai Motor Co.	1.4
Petroleo Brasileiro SA ADR	1.3

Material Fund Change [Text Block]
C000163724
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Advantage Fund
Class Name			Class R6
Trading Symbol			EQIRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$55	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 55
Expense Ratio, Percent	[6]		1.01%
AssetsNet			$ 453,018,007
Holdings Count | Holding			103
Advisory Fees Paid, Amount			$ 1,738,221
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$453,018,007
# of portfolio holdings	103
Portfolio turnover rate	29%
Total advisory fees paid	$1,738,221

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3
Samsung Electronics Co. Ltd.	6.8
Tencent Holdings Ltd.	3.6
SK Hynix, Inc.	3.4
MediaTek, Inc.	2.9
Alibaba Group Holding Ltd.	2.5
ASE Technology Holding Co. Ltd.	2.3
China Construction Bank Corp. Class H	1.8
Hyundai Motor Co.	1.4
Petroleo Brasileiro SA ADR	1.3

Material Fund Change [Text Block]
C000114592
Shareholder Report [Line Items]
Fund Name			Emerging Markets Equity Advantage Fund
Class Name			Institutional Class
Trading Symbol			EQIIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$60	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 60
Expense Ratio, Percent	[7]		1.11%
AssetsNet			$ 453,018,007
Holdings Count | Holding			103
Advisory Fees Paid, Amount			$ 1,738,221
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$453,018,007
# of portfolio holdings	103
Portfolio turnover rate	29%
Total advisory fees paid	$1,738,221

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3
Samsung Electronics Co. Ltd.	6.8
Tencent Holdings Ltd.	3.6
SK Hynix, Inc.	3.4
MediaTek, Inc.	2.9
Alibaba Group Holding Ltd.	2.5
ASE Technology Holding Co. Ltd.	2.3
China Construction Bank Corp. Class H	1.8
Hyundai Motor Co.	1.4
Petroleo Brasileiro SA ADR	1.3

Material Fund Change [Text Block]
C000019901
Shareholder Report [Line Items]
Fund Name			International Equity Fund
Class Name			Class A
Trading Symbol			WFEAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$58	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 58
Expense Ratio, Percent	[8]		1.12%
AssetsNet			$ 175,046,042
Holdings Count | Holding			58
Advisory Fees Paid, Amount			$ 563,050
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$175,046,042
# of portfolio holdings	58
Portfolio turnover rate	11%
Total advisory fees paid	$563,050

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Samsung Electronics Co. Ltd. GDR	3.8
Barclays PLC	3.3
Novartis AG	3.0
ING Groep NV	3.0
AstraZeneca PLC	2.8
Hitachi Ltd.	2.6
Sumitomo Mitsui Financial Group, Inc.	2.4
Restaurant Brands International, Inc.	2.4
ASML Holding NV	2.4
Allianz SE	2.3

C000163720
Shareholder Report [Line Items]
Fund Name			International Equity Fund
Class Name			Class R6
Trading Symbol			WFEHX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$41	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 41
Expense Ratio, Percent	[9]		0.79%
AssetsNet			$ 175,046,042
Holdings Count | Holding			58
Advisory Fees Paid, Amount			$ 563,050
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$175,046,042
# of portfolio holdings	58
Portfolio turnover rate	11%
Total advisory fees paid	$563,050

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Samsung Electronics Co. Ltd. GDR	3.8
Barclays PLC	3.3
Novartis AG	3.0
ING Groep NV	3.0
AstraZeneca PLC	2.8
Hitachi Ltd.	2.6
Sumitomo Mitsui Financial Group, Inc.	2.4
Restaurant Brands International, Inc.	2.4
ASML Holding NV	2.4
Allianz SE	2.3

C000089270
Shareholder Report [Line Items]
Fund Name			International Equity Fund
Class Name			Institutional Class
Trading Symbol			WFENX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$44	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 44
Expense Ratio, Percent	[10]		0.84%
AssetsNet			$ 175,046,042
Holdings Count | Holding			58
Advisory Fees Paid, Amount			$ 563,050
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$175,046,042
# of portfolio holdings	58
Portfolio turnover rate	11%
Total advisory fees paid	$563,050

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Samsung Electronics Co. Ltd. GDR	3.8
Barclays PLC	3.3
Novartis AG	3.0
ING Groep NV	3.0
AstraZeneca PLC	2.8
Hitachi Ltd.	2.6
Sumitomo Mitsui Financial Group, Inc.	2.4
Restaurant Brands International, Inc.	2.4
ASML Holding NV	2.4
Allianz SE	2.3

C000089507
Shareholder Report [Line Items]
Fund Name			Special Global Small Cap Fund
Class Name			Class A
Trading Symbol			EKGAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$72	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 72
Expense Ratio, Percent	[11]		1.42%
Material Change Date		Nov. 01, 2025
AssetsNet			$ 108,047,881
Holdings Count | Holding			90
Advisory Fees Paid, Amount			$ 445,268
InvestmentCompanyPortfolioTurnover			20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$108,047,881
# of portfolio holdings	90
Portfolio turnover rate	20%
Total advisory fees paid	$445,268

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Horiba Ltd.	2.8
Novanta, Inc.	2.7
Hanover Insurance Group, Inc.	2.4
Innospec, Inc.	2.4
CDW Corp.	2.2
MEITEC Group Holdings, Inc.	1.9
AZZ, Inc.	1.9
Brady Corp. Class A	1.9
CSW Industrials, Inc.	1.9
Viscofan SA	1.9

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since November 1, 2025.
C000092815
Shareholder Report [Line Items]
Fund Name			Special Global Small Cap Fund
Class Name			Institutional Class
Trading Symbol			EKGIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$56	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 56
Expense Ratio, Percent	[12]		1.10%
Material Change Date		Nov. 01, 2025
AssetsNet			$ 108,047,881
Holdings Count | Holding			90
Advisory Fees Paid, Amount			$ 445,268
InvestmentCompanyPortfolioTurnover			20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$108,047,881
# of portfolio holdings	90
Portfolio turnover rate	20%
Total advisory fees paid	$445,268

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Horiba Ltd.	2.8
Novanta, Inc.	2.7
Hanover Insurance Group, Inc.	2.4
Innospec, Inc.	2.4
CDW Corp.	2.2
MEITEC Group Holdings, Inc.	1.9
AZZ, Inc.	1.9
Brady Corp. Class A	1.9
CSW Industrials, Inc.	1.9
Viscofan SA	1.9

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since November 1, 2025.
C000237502
Shareholder Report [Line Items]
Fund Name			Special International Small Cap Fund
Class Name			Class A
Trading Symbol			ASPAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$68	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 68
Expense Ratio, Percent	[13]		1.34%
Material Change Date		Nov. 01, 2025
AssetsNet			$ 169,197,702
Holdings Count | Holding			80
Advisory Fees Paid, Amount			$ 632,725
InvestmentCompanyPortfolioTurnover			16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$169,197,702
# of portfolio holdings	80
Portfolio turnover rate	16%
Total advisory fees paid	$632,725

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
PrairieSky Royalty Ltd.	3.1
Viscofan SA	2.9
Buzzi SpA	2.5
Horiba Ltd.	2.2
MISUMI Group, Inc.	2.2
Alten SA	2.1
SpareBank 1 SMN	2.0
MARUWA Co. Ltd.	2.0
VanEck Junior Gold Miners ETF	2.0
MEITEC Group Holdings, Inc.	1.9

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since November 1, 2025.
C000211793
Shareholder Report [Line Items]
Fund Name			Special International Small Cap Fund
Class Name			Class R6
Trading Symbol			WICRX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 48
Expense Ratio, Percent	[14]		0.95%
Material Change Date		Nov. 01, 2025
AssetsNet			$ 169,197,702
Holdings Count | Holding			80
Advisory Fees Paid, Amount			$ 632,725
InvestmentCompanyPortfolioTurnover			16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$169,197,702
# of portfolio holdings	80
Portfolio turnover rate	16%
Total advisory fees paid	$632,725

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
PrairieSky Royalty Ltd.	3.1
Viscofan SA	2.9
Buzzi SpA	2.5
Horiba Ltd.	2.2
MISUMI Group, Inc.	2.2
Alten SA	2.1
SpareBank 1 SMN	2.0
MARUWA Co. Ltd.	2.0
VanEck Junior Gold Miners ETF	2.0
MEITEC Group Holdings, Inc.	1.9

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since November 1, 2025.
C000211792
Shareholder Report [Line Items]
Fund Name			Special International Small Cap Fund
Class Name			Institutional Class
Trading Symbol			WICIX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$53	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 53
Expense Ratio, Percent	[15]		1.05%
Material Change Date		Nov. 01, 2025
AssetsNet			$ 169,197,702
Holdings Count | Holding			80
Advisory Fees Paid, Amount			$ 632,725
InvestmentCompanyPortfolioTurnover			16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$169,197,702
# of portfolio holdings	80
Portfolio turnover rate	16%
Total advisory fees paid	$632,725

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
PrairieSky Royalty Ltd.	3.1
Viscofan SA	2.9
Buzzi SpA	2.5
Horiba Ltd.	2.2
MISUMI Group, Inc.	2.2
Alten SA	2.1
SpareBank 1 SMN	2.0
MARUWA Co. Ltd.	2.0
VanEck Junior Gold Miners ETF	2.0
MEITEC Group Holdings, Inc.	1.9

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since November 1, 2025.

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